NOTE 9. INCOME TAXES	3 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
NOTE 9. INCOME TAXES

NOTE 9. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of income tax expense for the three months ended March 31, 2018 and 2017 are as follows

	For the Three Month Ended
	March 31, 2018	March 31, 2017
Current tax expense	$4,531	$2,215
Deferred tax expense	-	-
Tax expense (benefit)	$4,531	$2,215

The Company had $14,868 and $10,337 of income tax liability as of March 31, 2018 and December 31, 2017, respectively.